Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due in one year or less	$ 4,487	$ 4,006
Due after one year through five years	3,437	5,457
Total	$ 7,924	$ 9,463